LOANS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Residential real estate, Construction	$ 964	$ 1,062
Nonresidential real estate and land	11,098	12,211
Loans on deposits	2,281	2,405
Consumer and other	4,865	4,824
Loans Receivable, Recorded Investment	183,789	183,827
Undisbursed portion of loans in process	544	353
Deferred loan origination fees (cost)	(103)	(86)
Allowance for loan losses (in dollars)	875	764	1,535
Loans receivable - net, Carrying Value	182,473	182,796
Residential Real Estate One To Four Family [Member]
Residential real estate, One- to four-family/Multi-family	149,086	158,821
Loans Receivable, Recorded Investment	149,086	158,821
Allowance for loan losses (in dollars)	565	490	1,261
Residential Real Estate Multi Family [Member]
Residential real estate, One- to four-family/Multi-family	15,495	4,504
Loans Receivable, Recorded Investment	15,495	4,504
Allowance for loan losses (in dollars)	$ 49	$ 11	$ 11